Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Impairment charges					$ 3,211,000
Amortization expense	$ 192,316	$ 271,771	$ 380,435	$ 570,213	1,140,472	$ 241,253
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Additional costs					137,867
Sports Hub Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets					$ 2,390,000